Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets [Abstract]
Accumulated Depreciation	$ 13,157	$ 684
Net of discount of convertible notes payable	$ 0	$ 26,755
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Authorized	10,000,000	10,000,000
Preferred Stock, Issued
Preferred Stock, Outstanding
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	100,000,000	100,000,000
Common Stock, Issued	24,762,360	21,937,822
Common Stock, Outstanding	24,762,360	21,937,822